Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Reconciliation of Total Provision for Income Taxes with Amounts Computed at Federal Tax Rate of 35%

The following table reconciles the total provision for income taxes recorded in the consolidated statement of income with the amounts computed at the statutory federal tax rate of 35%.

(In Millions)	2011	2010	2009
Tax at Statutory Rate	$309.3	$346.4	$439.3
Tax Exempt Income	(9.9)	(10.8)	(11.9)
Leveraged Lease Adjustments	(4.7)	(.8)	(4.8)
Foreign Tax Rate Differential	(21.3)	(20.1)	(20.9)
State Taxes, net	22.8	17.3	9.8
Other	(16.1)	(11.7)	(20.5)

Provision for Income Taxes	$280.1	$320.3	$391.0

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(In Millions)	2011	2010
Balance at January 1	$89.9	$88.9
Additions for Tax Positions Taken in Current Year	–	.2
Additions for Tax Positions Taken in Prior Years	2.2	7.1
Reductions for Tax Positions Taken in Prior Years	(5.2)	(6.0)
Reductions Resulting from Expiration of Statutes	(.9)	(.3)
Reductions Resulting from Settlements with Taxing Authorities	(68.2)	–

Balance at December 31	$17.8	$89.9

Components of Consolidated Provision for Income Taxes

The components of the consolidated provision for income taxes for each of the three years ended December 31 are as follows:

(In Millions)	2011	2010	2009
Current Tax Provision:
Federal	$113.6	$220.0	$124.6
State	15.1	21.8	(7.1)
Non-U.S.	54.2	66.4	89.7

Total	182.9	308.2	207.2

Deferred Tax Provision:
Federal	84.0	6.2	162.9
State	11.3	5.2	24.1
Non-U.S.	1.9	.7	(3.2)

Total	97.2	12.1	183.8

Provision for Income Taxes	$280.1	$320.3	$391.0

Tax Charges (Benefits) Recorded Directly to Stockholders' Equity

In addition to the amounts shown above, tax charges (benefits) have been recorded directly to stockholders’ equity for the following items:

(In Millions)	2011	2010	2009
Current Tax Benefit for Employee Stock Options and Other Stock-Based Plans	$.6	$(1.2)	$(4.2)
Tax Effect of Other Comprehensive Income	(5.2)	60.0	64.7

Deferred Tax Liabilities and Assets

Deferred tax liabilities and assets have been computed as follows:

	DECEMBER 31
(In Millions)	2011	2010	2009
Deferred Tax Liabilities:
Lease Financing	$398.2	$382.4	$404.6
Software Development	254.9	197.2	180.8
Accumulated Depreciation	48.6	40.7	16.1
Compensation and Benefits	7.1	23.3	9.7
State Taxes, net	52.4	41.7	34.2
Other Liabilities	137.6	41.1	37.1

Gross Deferred Tax Liabilities	898.8	726.4	682.5

Deferred Tax Assets:
Allowance for Credit Losses	114.5	124.7	118.5
Visa Indemnification	—	8.1	19.7
Other Assets	150.0	51.3	74.1

Gross Deferred Tax Assets	264.5	184.1	212.3

Valuation Reserve	—	—	—
Deferred Tax Assets, net of Valuation Reserve	264.5	184.1	212.3

Net Deferred Tax Liabilities	$634.3	$542.3	$470.2